Regulatory Capital Requirements (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, liquidation value	$ 100,000	$ 100,000
Non-Cumulative Series A Preferred Stock [Member]
Preferred stock, liquidation value	$ 1,500,000	$ 1,500,000.0
Bank [Member]
Conservation buffer	25.00%	25.00%